DWS Government and Agency Securities Portfolio Shareholder Fees	Apr. 30, 2025 USD ($)
Service Shares [Member] | DWS Government and Agency Securities Portfolio | Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0